Long-term debt - Contract Amounts (Details) R in Millions, $ in Millions	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2023 USD ($)	May 31, 2023 ZAR (R)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 08, 2022 USD ($)	Oct. 31, 2022 ZAR (R)	Jun. 30, 2022 USD ($)
Long-term debt
Available facilities	R 58,499
Available cash excluding restricted cash	51,055
Total funds available for use	109,554
Utilised facilities	125,505	R 104,454
Interest accrued on borrowings	1,673	1,010
Unamortised loan costs	(703)	(375)
Cumulative fair value gains on convertible bond embedded	(867)
Total debt (including bank overdraft)	125,608	105,089
Long-term debt	94,304	82,500
Short-term debt	29,843	22,416
Short-term debt	79	82
Short-term portion	29,764	22,334
Bank overdraft	159	R 173
Convertible bond derivative financial liability	R 1,302
Sasol Financing International Limited
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%
Commercial paper, previous
Long-term debt
Short-term portion		R 2,200
US Dollar Bond, previous
Long-term debt
Short-term portion		16,000								$ 1,000
US Dollar Bond March 2024
Long-term debt
Short-term portion	R 28,000		$ 1,500
Group treasury facilities | Commercial paper, previous
Long-term debt
Utilised facilities		R 2,176
Group treasury facilities | Commercial paper, previous | Variable | 3 month Jibar
Long-term debt
Adjustment to interest rate basis		1.30%								1.30%
Group treasury facilities | Commercial paper, current
Long-term debt
Contract amount	15,000								R 15,000
Available facilities	12,934
Utilised facilities	R 2,066								R 2,066
Group treasury facilities | Commercial paper, current | Variable | 3 month Jibar | Minimum
Long-term debt
Adjustment to interest rate basis	1.44%		1.44%
Group treasury facilities | Commercial paper, current | Variable | 3 month Jibar | Maximum
Long-term debt
Adjustment to interest rate basis	1.59%		1.59%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount	R 8,150
Available facilities	8,150
Group treasury facilities | Revolving credit facility, previous
Long-term debt
Utilised facilities		R 2,442
Group treasury facilities | Revolving credit facility, previous | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis		2.00%								2.00%
Group treasury facilities | Revolving credit facility, repayable In April 2028
Long-term debt
Contract amount	37,415		$ 1,987
Available facilities	R 37,415
Group treasury facilities | Revolving credit facility, repayable In April 2028 | Sasol Financing International Limited
Long-term debt
Contract amount | $						$ 1,987
Group treasury facilities | Revolving credit facility, repayable In April 2028 | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.60%		1.60%
Debt arrangements
Long-term debt
Long-term debt, before unamortised costs	R 124,742	R 105,142
Debt arrangements | Term loan, previous
Long-term debt
Utilised facilities		R 20,919
Debt arrangements | Term loan, previous | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis		2.00%								2.00%
Debt arrangements | Term loan, repayable in April 2028
Long-term debt
Contract amount	18,499		$ 982
Utilised facilities	R 18,499
Debt arrangements | Term loan, repayable in April 2028 | Sasol Financing USA LLC
Long-term debt
Contract amount | $						$ 982
Debt arrangements | Term loan, repayable in April 2028 | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.80%		1.80%
Debt arrangements | US Dollar Bond | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 70,600		$ 3,800
Debt arrangements | US Dollar Bond | Fixed interest rates | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	4.38%		4.38%
Debt arrangements | US Dollar Bond | Fixed interest rates | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	6.50%		6.50%
Debt arrangements | US Dollar Bond, previous
Long-term debt
Utilised facilities		R 16,280
Debt arrangements | US Dollar Bond, previous | Fixed interest rates
Long-term debt
Interest rate		4.50%								4.50%
Debt arrangements | US Dollar Bond March 2024
Long-term debt
Contract amount	R 28,245		$ 1,500
Utilised facilities	R 28,245	R 24,420
Debt arrangements | US Dollar Bond March 2024 | Fixed interest rates
Long-term debt
Interest rate	5.88%		5.88%
Debt arrangements | US Dollar Bond September 2026
Long-term debt
Contract amount	R 12,240		$ 650
Utilised facilities	R 12,240	10,582
Debt arrangements | US Dollar Bond September 2026 | Fixed interest rates
Long-term debt
Interest rate	4.38%		4.38%
Debt arrangements | US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount	R 14,123		$ 750				$ 750	$ 750
Utilised facilities	R 14,123
Debt conversion premium percentage							30.00%
Effective interest rate for bond component	8.50%		8.50%
Debt arrangements | US Dollar Convertible Bond, November 2027 | Fixed interest rates
Long-term debt
Interest rate	4.50%		4.50%
Debt arrangements | US Dollar Bond September 2028
Long-term debt
Contract amount	R 14,123		$ 750
Utilised facilities	R 14,123	12,210
Debt arrangements | US Dollar Bond September 2028 | Fixed interest rates
Long-term debt
Interest rate	6.50%		6.50%
Debt arrangements | US Dollar Bond, May 2029
Long-term debt
Contract amount	R 18,830		$ 1,000	R 18,800	$ 1,000
Utilised facilities	R 18,830
Debt arrangements | US Dollar Bond, May 2029 | Fixed interest rates
Long-term debt
Interest rate	8.75%		8.75%	8.75%	8.75%
Debt arrangements | US Dollar Bond March 2031
Long-term debt
Contract amount	R 16,006		$ 850
Utilised facilities	R 16,006	13,838
Debt arrangements | US Dollar Bond March 2031 | Fixed interest rates
Long-term debt
Interest rate	5.50%		5.50%
Specific project asset finance | Energy - Clean Fuels II project financing
Long-term debt
Contract amount	R 901
Utilised facilities	901	875
Other debt arrangements
Long-term debt
Utilised facilities	R 472	R 712